Related Parties (Details) ₪ in Thousands, $ in Thousands			12 Months Ended
	Mar. 14, 2022 USD ($)	Mar. 14, 2022 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Parties [Line Items]
Officer employee monthly salary (in New Shekels) | ₪		₪ 70
Monthly salary	$ 19
Asher Dahan [Member] | Co-founders [Member]
Related Parties [Line Items]
Percentage of ownership			5.00%
Employment expenses			$ 293	$ 331	$ 145